UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 13, 2008


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 87


Form 13F Information Table Value Total: $118,913





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2786    40785 SH       SOLE                    39210              1575
Altria Group                   COM              02209S103      509    25656 SH       SOLE                    24281              1375
American Express               COM              025816109      548    15475 SH       SOLE                    11975              3500
American Int'l Group           COM              026874107      221    66487 SH       SOLE                    63237              3250
Anheuser-Busch                 COM              035229103     2150    33141 SH       SOLE                    29110              4031
Apollo Group Cl A              COM              037604105      394     6650 SH       SOLE                     6650
Avon Products                  COM              054303102     1899    45675 SH       SOLE                    43300              2375
Bed Bath & Beyond              COM              075896100     1451    46210 SH       SOLE                    41710              4500
Berkshire Hathaway A           COM              084670108     5877       45 SH       SOLE                       30                15
Berkshire Hathaway B           COM              084670207     9880     2248 SH       SOLE                     2129               119
Cablevision Systems            COM              12686C109     1862    73991 SH       SOLE                    64725              9266
Cadbury PLC                    COM              12721e102     1173    28649 SH       SOLE                    26137              2512
Cintas Corp.                   COM              172908105      882    30715 SH       SOLE                    29565              1150
Citigroup, Inc.                COM              172967101     2036    99277 SH       SOLE                    89627              9650
City National                  COM              178566105      206     3800 SH       SOLE                     3800
Clarcor, Inc.                  COM              179895107      247     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     2273    42990 SH       SOLE                    40340              2650
Comcast A SPCL                 COM              20030N200     3133   158875 SH       SOLE                   139525             19350
Comcast Corp. A                COM              20030N101      197    10030 SH       SOLE                    10030
ConocoPhillips                 COM              20825C104      421     5744 SH       SOLE                     5348               396
Costco Wholesale               COM              22160K105     1525    23490 SH       SOLE                    23290               200
D&E Communications             COM              232860106      101    13314 SH       SOLE                    13314
Diageo PLC ADR                 COM              25243Q205     1475    21425 SH       SOLE                    20525               900
Donegal Group A                COM              257701201      208    11500 SH       SOLE                    11500
Dr Pepper Snapple              COM              26138e109     2056    77650 SH       SOLE                    73900              3750
Dress Barn                     COM              261570105      316    20650 SH       SOLE                    20650
Expedia, Inc.                  COM              30212p105      224    14849 SH       SOLE                    14662               187
ExxonMobil Corp.               COM              30231G102     2297    29573 SH       SOLE                    21121              8452
Fulton Financial               COM              360271100      121    11046 SH       SOLE                    11046
General Electric               COM              369604103     1273    49923 SH       SOLE                    45923              4000
Genuine Parts                  COM              372460105      240     5965 SH       SOLE                     5965
Harley Davidson                COM              412822108     2607    69905 SH       SOLE                    61405              8500
Helmerich & Payne              COM              423452101      233     5400 SH       SOLE                     5400
Hershey Company                COM              427866108      262     6630 SH       SOLE                     3630              3000
Home Depot                     COM              437076102      835    32255 SH       SOLE                    31955               300
Int'l Game Tech.               COM              459902102      960    55850 SH       SOLE                    48500              7350
International Speedway         COM              460335201      373     9590 SH       SOLE                     9590
Interpublic Group              COM              460690100      147    19000 SH       SOLE                    19000
J & J Snack Foods              COM              466032109      329     9700 SH       SOLE                     9700
Johnson & Johnson              COM              478160104     4125    59541 SH       SOLE                    51730              7811
K-Swiss Inc. A                 COM              482686102      264    15150 SH       SOLE                    15150
Kaman Corp.                    COM              483548103      228     8000 SH       SOLE                     8000
Kraft Foods                    COM              50075n104      314     9575 SH       SOLE                     9575
Laboratory Corp.               COM              50540R409      474     6825 SH       SOLE                     6825
Lawson Products                COM              520776105      247     8920 SH       SOLE                     8920
Liberty Entertainment A        COM              53071m500     1750    70091 SH       SOLE                    58653             11438
Liberty Interactive A          COM              53071m104      790    61189 SH       SOLE                    50990             10199
Loews Corp.                    COM              540424108      458    11608 SH       SOLE                     7557              4051
Marathon Oil                   COM              565849106      304     7625 SH       SOLE                     7625
Martin Marietta Matrls.        COM              573284106     2295    20496 SH       SOLE                    16406              4090
McGrath Rentcorp               COM              580589109      239     8300 SH       SOLE                     8300
Met-Pro Corp.                  COM              590876306      216    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     4760   178336 SH       SOLE                   154436             23900
Mohawk Industries              COM              608190104     4956    73535 SH       SOLE                    67035              6500
Nat'l Penn Bancshares          COM              637138108      307    21004 SH       SOLE                    17951              3053
Nestle Reg ADR                 COM              641069406     4045    94110 SH       SOLE                    85485              8625
Nutraceutical Int'l Corp.      COM              67060Y101      144    13100 SH       SOLE                    13100
Penn National                  COM              707569109      522    19650 SH       SOLE                    19150               500
PepsiCo, Inc.                  COM              713448108      224     3146 SH       SOLE                     3146
Pfizer, Inc.                   COM              717081103      534    28969 SH       SOLE                    10701             18268
Philip Morris Int'l Inc.       COM              718172109     1258    26156 SH       SOLE                    24081              2075
Pioneer Nat'l Res. Co.         COM              723787107      592    11325 SH       SOLE                    11185               140
Procter & Gamble               COM              742718109      666     9555 SH       SOLE                     8930               625
Progressive Corp.              COM              743315103     5387   309600 SH       SOLE                   258175             51425
Risk, George Ind.              COM              767720204      187    34400 SH       SOLE                    34400
Sara Lee                       COM              803111103      139    11000 SH       SOLE                    11000
Scripps Networks               COM              811065101     1343    37000 SH       SOLE                    35825              1175
Sovereign Bancorp              COM              845905108      166    42064 SH       SOLE                    42064
T J X Companies                COM              872540109     4479   146750 SH       SOLE                   129800             16950
Teledyne Technologies          COM              879360105      257     4500 SH       SOLE                     4500
Telephone & Data Sys.          COM              879433100      871    24375 SH       SOLE                    23600               775
Thor Industries                COM              885160101      460    18525 SH       SOLE                    18525
Tiffany & Company              COM              886547108     2960    83335 SH       SOLE                    77185              6150
Timberland Co Cl C             COM              887100105      595    34250 SH       SOLE                    34250
Time Warner                    COM              887317105      618    47126 SH       SOLE                    46226               900
Tyco International             COM              902124106      373    10665 SH       SOLE                     9986               679
USG Corp.                      COM              903293405      714    27905 SH       SOLE                    27505               400
United Health Group            COM              91324P102     2069    81470 SH       SOLE                    72970              8500
Unitrin, Inc.                  COM              913275103      282    11300 SH       SOLE                     7500              3800
Wachovia Corp.                 COM              929903102      146    41855 SH       SOLE                    41855
Wal-Mart Stores                COM              931142103     3986    66558 SH       SOLE                    61258              5300
Walgreen Co.                   COM              931422109     1635    52825 SH       SOLE                    48525              4300
Washington Post Cl B           COM              939640108     3804     6833 SH       SOLE                     6173               660
Wells Fargo                    COM              949746101     2436    64896 SH       SOLE                    50670             14226
Whirlpool Corp.                COM              963320106     2075    26175 SH       SOLE                    22750              3425
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Whole Foods Market             COM              966837106      487    24325 SH       SOLE                    24325
